SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.0%

Communication Services – 2.1%
Entertainment - 1.1%
Gaia Cl. A [1]	116,600	$1,035,408
Interactive Media & Services - 0.8%
QuinStreet [1]	99,800	803,390
Media - 0.2%
Marchex Cl. B [1]
	126,100	182,845
Total		2,021,643

Consumer Discretionary – 7.8%
Auto Components - 2.2%
Fox Factory Holding [1],[2]	16,000	672,000
Stoneridge [1]	64,100	1,073,675
Unique Fabricating [1]	173,300	405,522
		2,151,197
Diversified Consumer Services - 0.4%
Collectors Universe	27,000	423,090
Hotels, Restaurants & Leisure - 1.0%
Century Casinos [1]	192,100	462,961
Cheesecake Factory	12,600	215,208
Lindblad Expeditions Holdings [1]	83,300	347,361
		1,025,530
Household Durables - 0.4%
Lovesac Company (The) [1],[2]	64,000	373,120
Internet & Direct Marketing Retail - 0.8%
Rubicon Project (The) [1]	131,900	732,045
Leisure Products - 0.6%
MasterCraft Boat Holdings [1],[2]	80,117	584,854
Specialty Retail - 1.9%
Citi Trends	61,086	543,666
OneWater Marine Cl. A [1]	49,800	380,970
Shoe Carnival	47,100	978,267
		1,902,903
Textiles, Apparel & Luxury Goods - 0.5%
Vera Bradley [1]	122,200	503,464
Total		7,696,203

Consumer Staples – 0.2%
Beverages - 0.2%
Eastside Distilling [1]
	131,200	152,192
Total		152,192

Energy – 2.2%
Energy Equipment & Services - 1.4%
Natural Gas Services Group [1]	89,600	399,616
Newpark Resources [1]	227,400	203,978
Pason Systems	85,300	378,828
Profire Energy [1]
	527,729	415,639
		1,398,061
Oil, Gas & Consumable Fuels - 0.8%
Ardmore Shipping	154,800	812,700
Total		2,210,761

Financials – 15.8%
Banks - 6.8%
Allegiance Bancshares	29,400	708,834
BayCom Corporation [1]	54,282	654,098
Caribbean Investment Holdings	1,751,547	554,490
County Bancorp	54,100	1,000,850
HarborOne Bancorp [1]	134,691	1,014,223
HomeTrust Bancshares	44,700	711,624
Howard Bancorp [1]	28,100	305,166
Investar Holding	63,000	804,510
Midway Investments [1],[3]	1,751,577	0
Professional Holding Cl. A [1]	14,600	232,870
TriState Capital Holdings [1]	73,172	707,574
		6,694,239
Capital Markets - 4.6%
B. Riley Financial	70,700	1,302,294
Canaccord Genuity Group	222,500	684,591
INTL FCStone [1]	24,000	870,240
Silvercrest Asset Management Group Cl. A	90,300	854,238
Sprott	490,600	798,319
		4,509,682
Diversified Financial Services - 0.3%
Waterloo Investment Holdings [1],[3]	1,302,000	325,500
Insurance - 0.6%
Benefytt Technologies Cl. A [1],[2]	28,000	626,920
Thrifts & Mortgage Finance - 3.5%
Meridian Bancorp	41,900	470,118
PCSB Financial	66,500	930,335
Territorial Bancorp	41,900	1,028,645
Western New England Bancorp	154,654	1,045,461
		3,474,559
Total		15,630,900

Health Care – 14.5%
Biotechnology - 2.9%
BioSpecifics Technologies [1]	15,600	882,492
CareDx [1]	8,600	187,738
Dynavax Technologies [1]	129,100	455,723
Zealand Pharma [1]	38,158	1,315,543
		2,841,496
Health Care Equipment & Supplies - 7.6%
Apyx Medical [1]	88,900	319,151
AtriCure [1]	36,900	1,239,471
Chembio Diagnostics [1]	186,600	955,392
CryoLife [1]	40,489	685,074
Mesa Laboratories	4,700	1,062,623
Misonix [1]	21,600	203,472
OrthoPediatrics Corporation [1],[2]	37,000	1,466,680
Profound Medical [1]	63,200	608,064
Surmodics [1]	27,878	928,895
		7,468,822
Health Care Providers & Services - 0.0%
Sharps Compliance [1]	5,600	44,464
Life Sciences Tools & Services - 3.3%
Harvard Bioscience [1]	376,668	832,436
NeoGenomics [1]	51,100	1,410,871
Quanterix Corporation [1]	54,300	997,491
		3,240,798
Pharmaceuticals - 0.7%
Axsome Therapeutics [1]	12,200	717,726
Total		14,313,306

Industrials – 22.5%
Aerospace & Defense - 0.7%
Astronics Corporation [1]	31,026	284,819
CPI Aerostructures [1]	174,544	392,724
		677,543
Airlines - 0.1%
Hawaiian Holdings	11,200	116,928
Commercial Services & Supplies - 1.7%
Acme United	44,965	911,441
Heritage-Crystal Clean [1]	47,334	768,704
		1,680,145
Construction & Engineering - 5.3%
Ameresco Cl. A [1]	80,700	1,374,321
Construction Partners Cl. A [1],[2]	82,100	1,386,669
IES Holdings [1]	19,000	335,350
Northwest Pipe [1]	60,100	1,337,225
NV5 Global [1]	18,200	751,478
		5,185,043
Electrical Equipment - 1.5%
American Superconductor [1]	138,100	756,788
Encore Wire	17,000	713,830
		1,470,618
Industrial Conglomerates - 0.4%
Raven Industries	17,000	360,910
Machinery - 5.8%
Alimak Group	80,300	708,186
CIRCOR International [1]	36,700	426,821
Graham Corporation	78,620	1,014,198
Luxfer Holdings	59,600	842,744
Porvair	149,900	940,725
Spartan Motors	67,700	874,007
Wabash National	88,500	638,970
Westport Fuel Systems [1]	345,300	324,893
		5,770,544
Marine - 1.2%
Clarkson [1]	42,000	1,203,418
Professional Services - 4.4%
CRA International	22,106	738,562
Forrester Research [1]	8,900	260,147
GP Strategies [1]	98,608	641,938
Heidrick & Struggles International	44,400	999,000
Kforce	30,200	772,214
Resources Connection	84,754	929,751
		4,341,612
Trading Companies & Distributors - 1.4%
Lawson Products [1]	27,200	726,784
Transcat [1]	25,300	670,450
		1,397,234
Total		22,203,995

Information Technology – 26.5%
Communications Equipment - 1.8%
Digi International [1]	97,400	929,196
EMCORE Corporation [1]	206,800	463,232
Harmonic [1]	67,900	391,104
		1,783,532
Electronic Equipment, Instruments & Components - 7.1%
Fabrinet [1]	13,069	713,044
FARO Technologies [1]	23,100	1,027,950
LightPath Technologies Cl. A [1]	396,300	424,041
Luna Innovations [1]	123,600	760,140
nLIGHT [1],[2]	60,900	638,841
Novanta [1]	8,600	686,968
PAR Technology [1]	39,600	509,256
PC Connection	27,800	1,145,638
Vishay Precision Group [1]	51,700	1,038,136
		6,944,014
IT Services - 0.6%
Cass Information Systems	16,148	567,764
Semiconductors & Semiconductor Equipment - 14.2%
Aehr Test Systems [1]	398,300	665,161
Axcelis Technologies [1]	42,900	785,499
AXT [1]	252,800	811,488
Brooks Automation	18,400	561,200
Camtek	109,200	919,464
Cohu	67,700	838,126
CyberOptics Corporation [1]	48,200	824,702
Everspin Technologies [1]	155,100	406,362
Ichor Holdings [1]	45,300	867,948
NeoPhotonics Corporation [1]	200,900	1,456,525
Nova Measuring Instruments [1],[2]	42,000	1,371,300
PDF Solutions [1]	98,400	1,153,248
Photronics [1]	133,100	1,365,606
Silicon Motion Technology ADR	26,900	986,154
Ultra Clean Holdings [1]	74,900	1,033,620
		14,046,403
Software - 2.4%
Agilysys [1]	57,100	953,570
QAD Cl. A	35,000	1,397,550
		2,351,120
Technology Hardware, Storage & Peripherals - 0.4%
AstroNova	53,400	414,384
Total		26,107,217

Materials – 3.1%
Chemicals - 0.8%
FutureFuel Corporation	3,900	43,953
Trecora Resources [1]	133,200	792,540
		836,493
Metals & Mining - 2.3%
Altius Minerals	78,900	397,499
Haynes International	39,870	821,721
Major Drilling Group International [1]	299,700	606,939
Universal Stainless & Alloy Products [1]	53,700	414,027
		2,240,186
Total		3,076,679

Real Estate – 3.3%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Community Healthcare Trust	13,500	516,780
Postal Realty Trust Cl. A	58,400	923,888
		1,440,668
Real Estate Management & Development - 1.8%
FRP Holdings [1]	23,440	1,007,920
Marcus & Millichap [1]	29,900	810,290
		1,818,210
Total		3,258,878

TOTAL COMMON STOCKS
(Cost $115,093,287)		96,671,774

REPURCHASE AGREEMENT – 1.2%
Fixed Income Clearing Corporation,
0.00% dated 3/31/20, due 4/1/20,
maturity value $1,209,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.375% due 10/15/22, valued at $1,236,278)
(Cost $1,209,000)		1,209,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.33%)
(Cost $865,462)		865,462

TOTAL INVESTMENTS – 100.1%
(Cost $117,167,749)		98,746,236

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(90,627)

NET ASSETS – 100.0%		$98,655,609

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.9%

Communication Services – 1.5%
Media - 1.5%
Saga Communications Cl. A	94,777	$2,607,315
Total		2,607,315

Consumer Discretionary – 12.0%
Auto Components - 0.5%
Gentex Corporation	42,416	939,939
Hotels, Restaurants & Leisure - 1.5%
Cheesecake Factory	33,000	563,640
Hilton Grand Vacations [1]	129,709	2,045,511
		2,609,151
Household Durables - 1.7%
La-Z-Boy	40,386	829,932
PulteGroup	94,350	2,105,892
		2,935,824
Leisure Products - 0.4%
MasterCraft Boat Holdings [1]	94,300	688,390
Specialty Retail - 6.8%
American Eagle Outfitters	313,165	2,489,662
Caleres	181,417	943,368
Designer Brands Cl. A	384,066	1,912,649
OneWater Marine Cl. A [1]	128,900	986,085
Rent-A-Center	216,160	3,056,502
Shoe Carnival	132,036	2,742,388
		12,130,654
Textiles, Apparel & Luxury Goods - 1.1%
G-III Apparel Group [1]	146,895	1,131,092
Steven Madden	32,606	757,437
		1,888,529
Total		21,192,487

Consumer Staples – 0.5%
Food & Staples Retailing - 0.5%
Village Super Market Cl. A	38,840	954,687
Total		954,687

Energy – 2.4%
Energy Equipment & Services - 1.3%
DMC Global	32,306	743,361
Helmerich & Payne	56,400	882,660
Solaris Oilfield Infrastructure Cl. A	132,000	693,000
		2,319,021
Oil, Gas & Consumable Fuels - 1.1%

Bonanza Creek Energy [1]	111,608	1,255,590
Dorchester Minerals L.P.	32,200	299,782
Penn Virginia [1],[2]	111,426	344,306
		1,899,678
Total		4,218,699

Financials – 28.4%
Banks - 12.4%
Ames National	143,419	2,932,919
Camden National	87,794	2,761,121
City Holding Company	39,060	2,598,662
CNB Financial	137,849	2,601,211
Codorus Valley Bancorp	61,843	995,672
Financial Institutions	60,182	1,091,702
Landmark Bancorp	41,420	844,968
MidWestOne Financial Group	53,792	1,126,404
National Bankshares	104,868	3,345,289
Northrim BanCorp	85,381	2,305,287
Unity Bancorp	112,954	1,321,562
		21,924,797
Capital Markets - 6.3%
Evercore Cl. A	84,200	3,878,252
Houlihan Lokey Cl. A	61,415	3,200,950
Moelis & Company Cl. A	129,301	3,633,358
Pzena Investment Management Cl. A	84,297	375,964
		11,088,524
Insurance - 3.6%
James River Group Holdings	84,735	3,070,796
Kingstone Companies	178,345	911,343
Reinsurance Group of America	28,836	2,426,261
		6,408,400
Thrifts & Mortgage Finance - 6.1%
Genworth MI Canada	124,250	2,760,817
Southern Missouri Bancorp	56,467	1,370,454
Timberland Bancorp	79,877	1,460,950
TrustCo Bank Corp. NY	479,155	2,592,229
WSFS Financial	105,200	2,621,584
		10,806,034
Total		50,227,755

Health Care – 5.0%
Biotechnology - 1.4%
Catalyst Pharmaceuticals [1],[2]	403,200	1,552,320
Coherus BioSciences [1]	57,012	924,735
		2,477,055
Health Care Providers & Services - 2.9%
AMN Healthcare Services [1]	39,709	2,295,577
Ensign Group (The)	70,214	2,640,749
Pennant Group [1]	17,857	252,855
		5,189,181
Pharmaceuticals - 0.7%
Supernus Pharmaceuticals [1]	69,000	1,241,310
Total		8,907,546

Industrials – 27.0%
Aerospace & Defense - 2.9%
Magellan Aerospace	275,700	1,275,355
Vectrus [1]	95,507	3,954,945
		5,230,300

Building Products - 0.3%
Universal Forest Products	12,900	479,751
Commercial Services & Supplies - 2.1%
Herman Miller	28,303	628,326
Kimball International Cl. B	237,582	2,829,602
Knoll	30,900	318,888
		3,776,816
Construction & Engineering - 1.8%
Comfort Systems USA	83,971	3,069,140
MasTec [1]	2,000	65,460
		3,134,600
Electrical Equipment - 0.5%
EnerSys	17,287	856,052
Machinery - 5.9%
Alamo Group	10,807	959,446
Commercial Vehicle Group [1]	503,058	759,618
Federal Signal	61,222	1,670,136
Mayville Engineering [1]	41,623	255,149
Meritor [1]	112,501	1,490,638
Miller Industries	187,351	5,298,286
		10,433,273
Professional Services - 7.6%
Heidrick & Struggles International	202,061	4,546,372
Kforce	99,896	2,554,341
Korn Ferry	124,407	3,025,578
Resources Connection	136,880	1,501,574
Robert Half International	47,564	1,795,541
		13,423,406
Road & Rail - 4.3%
ArcBest	153,118	2,682,627
Old Dominion Freight Line	10,506	1,379,018
Saia [1]	15,300	1,125,162
Werner Enterprises	66,739	2,419,956
		7,606,763
Trading Companies & Distributors - 1.6%
BMC Stock Holdings [1]	161,932	2,871,055
Total		47,812,016

Information Technology – 14.4%
Electronic Equipment, Instruments & Components - 11.5%
ePlus [1]	8,771	549,240
Fabrinet [1]	38,902	2,122,493
Insight Enterprises [1]	101,152	4,261,534
Methode Electronics	25,722	679,832
PC Connection	121,303	4,998,897
Plexus Corporation [1]	2,400	130,944
Sanmina Corporation [1]	181,393	4,948,401
Vishay Intertechnology	183,699	2,647,103
		20,338,444
IT Services - 0.1%
Hackett Group (The)	7,807	99,305
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries [1]	20,108	975,037
Kulicke & Soffa Industries	141,426	2,951,560
MKS Instruments	13,191	1,074,407
		5,001,004
Total		25,438,753

Real Estate – 1.7%
Real Estate Management & Development - 1.7%
Marcus & Millichap [1]	109,319	2,962,545
Total		2,962,545

TOTAL COMMON STOCKS
(Cost $217,766,575)		164,321,803

REPURCHASE AGREEMENT – 7.0%
Fixed Income Clearing Corporation,
0.00% dated 3/31/20, due 4/1/20,
maturity value $12,358,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.375% due 10/15/22, valued at $12,605,894)
(Cost $12,358,000)		12,358,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.33%)
(Cost $67,068)		67,068

TOTAL INVESTMENTS – 99.9%
(Cost $230,191,643)		176,746,871

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		97,386

NET ASSETS – 100.0%		$176,844,257

ADR – American Depository Receipt

1Non-income producing.

2All or a portion of these securities were on loan at March 31, 2020.

3Securities for which market quotations are not readily available represent 0.3% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Tax Information:

At March 31, 2020, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Micro-Cap Portfolio	$117,194,439	$(18,448,203)	$15,314,551	$33,762,754
Small-Cap Portfolio	232,611,353	(55,864,482)	9,152,677	65,017,159

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2020. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio
Common Stocks	$91,623,911	$4,722,363	$325,500	$96,671,774
Repurchase Agreement	–	1,209,000	–	1,209,000
Money Market Fund/Collateral Received for
Securities Loaned	865,462	–	–	865,462
Small-Cap Portfolio
Common Stocks	164,321,803	–	–	164,321,803
Repurchase Agreement	–	12,358,000	–	12,358,000
Money Market Fund/Collateral Received for
Securities Loaned	67,068	–	–	67,068

Level 3 Reconciliation:

	Balance as of 12/31/19	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 3/31/20
Micro-Cap Portfolio
Common Stocks	$390,600	$–	$(65,100)	$325,500

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/20	Technique(s)	Input(s)	Range Average	Input[1]
Micro-Cap Portfolio
Common Stocks	$325,500	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

1This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2020 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at March 31, 2020:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$865,462	$(844,322)	$21,140
Small-Cap Portfolio	67,068	(69,080)	(2,012)

1 The remaining contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at March 31, 2020:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$1,728,015	$(1,680,741)	$47,274
Small-Cap Portfolio	1,840,517	(1,803,841)	36,676

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).